Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments
Schedule of non-marketable securities

	Carrying amount
	Thousands of Yen		Ownership
	2024	2023	2024	2023
Matrix Industries, Inc.	¥86,918	¥77,948	2.80%	2.89%
Other	500	3,594	―	―
Total	¥87,418	¥81,542